Finance income, net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Finance expense income [Abstract]
Interest income	₨ 826			₨ 888	₨ 770
Fair value changes and profit on sale of units of mutual funds, net	557			929	773
Foreign exchange gain	1,240			639	737
Miscellaneous income, net	0	[1]		5	0
Finance income (A)	2,623		$ 36	2,461	2,280
Interest expense	(970)			(983)	(889)
Foreign exchange loss	0			0	(274)
Finance expense	(970)		(13)	(983)	(1,163)
Finance income, net	₨ 1,653		$ 23	₨ 1,478	₨ 1,117

[1]	Rounded to the nearest million.